Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

October 19, 2009

Lisa Sellars
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Globalink, Ltd.
      Form 10-K for the year ended December 31, 2008
      File Number 333-133961

Dear Ms. Sellars:

In response to your letter dated August 31, 2009, please note the following:

Form 10-K for the Fiscal Year Ended December 31, 2008

Cover Page, page 1
1. We note that your Form 10-K for the period ending December 31, 2008 indicates that you have common stock registered pursuant to Section 12(g) of the Exchange Act; however, it does not appear that you have filed a registration statement registering your common stock under 12(g). Please note that your Form SB-2 that went effective February 23, 2007 does not result in your securities being registered under
Section 12(g). Therefore, please advise as to why you believe that you have securities registered under Section 12(g) ore revise future Form 10-Ks to remove this reference. As a related matter, please tell us why you have checked the box on the cover page of the same Form 10-K stating that you are required to file reports pursuant to Section 13 to 15(d) of the Exchange Act.

This reference will be removed from future Form 10-Ks.

Management's Discussion and Analysis, page 9
2. The first sentence under the heading "Trends and Uncertainties" states that you will need a minimum of $315,000 over the next 12 months to continue operations. It is unclear from this sentence whether you believe you will generate enough funds from your operations to continue operating for the next 12 months. Please explain this matter to us, and revise to explain this matter to your investors. If you did not expect that your operations would provide you with adequate funding to continue operating for the 12 months following your balance sheet date, it would be unclear to us why your auditor did not include a going concern modification in his audit opinion.

The disclosure has been revised for clarity.

Report of the Independent Registered Public Accounting Firm, page 15
3. We note that you have presented Consolidated Statements of Operations and Cash Flows for the twelve months ended December 31, 2008 and 2007. However, your audit opinion says it relates to the statement of earnings and deficit and cash flows for the period from inception February 3, 2006 to December 31, 2007. Since we assume you exited the development stage in fiscal 2008 based on the fact that you generated revenues during fiscal 2008, we assume that the periods of financial statements provided are correct and your audit opinion contains an error by incorrectly referring to inception-to-date financial statements. Please confirm our assumption, or if our assumption is incorrect, explain this matter to us in detail. If our assumption is correct, please obtain a revised report from your auditor covering the same periods of financial statements as appear within your Form 10-K, and amend your filing accordingly. If you wish to continue to present a statement of stockholders' deficiency from inception through December 31, 2008, please ensure that your auditor's report continues to refer to a statement of stockholders' deficiency from inception through December 31, 2008, so that the periods of financial statements covered by your auditor's report are the same as those appearing within your Form 10-K.

All references to development stage period have been deleted.
Additionally, Note 1 has been revised to state that the Company has exited the development stage.

4. As indicated in the comment above, based on the fact that you generated revenues during fiscal 2008, we assume that you concluded that you exited the development stage in fiscal 2008. If our assumption is correct, please confirm to us that you will disclose in each of your remaining Form s 10-Q for fiscal 2009 and in your upcoming December 31, 2009 Form 10-K that you exited the development stage in fiscal 2008 to clarify this matter to your investors. Alternatively, if our assumption is incorrect, please provide us with your analysis of paragraphs 8 and 9 of SFAS 7 to explain why you believe you still are a development stage enterprise, and amend your December 31, 2008 Form 10-K to provide financial statements that comply with the requirements of paragraphs 11 and 12 of SFAS 7 and an auditor's report that references each period covered by each of your financial statements.

This is to confirm that we will disclose in each of our remaining
Form 10-Qs for fiscal 2009 and in the upcoming December 31, 2009
Form 10-K that we exited the development stage in fiscal 2008.

Notes to Consolidated Financial Statements

Accounting Policies, page 20

Revenue Recognition Policy
5. You do not appear to have provided a revenue recognition accounting policy, despite the fact that you generated revenues in fiscal 2008. Please amend your filing to provide an accounting policy explaining how you generated this revenue and your revenue recognition accounting policy as required by Question 1 to SAB Topic 13.B. Your revenue recognition policy should also address whether sales are refundable under any circumstances, and if so, how that impacts your accounting.

The footnotes to the financial statements have been revised to include a revenue recognition accounting policy.

Stock-based compensation, page 21
6. We read that you have accounted for stock-based compensation based on SFAS 123R. Please tell us how you considered the disclosure requirements in paragraphs 64 and A240 of SFAS 123R and how you believe you complied with these requirements. If you conclude that you did not provide all required disclosures, please amend your filing to provide these disclosures.

          All shares were issued to founders at inception at the rate of $.10 per share as shown on the statement of shareholders' equity and noted in Note 9 Capital Stock.

Business Combination, page 24

7. Please explain to us in more detail your accounting for your business combination with OneWorld Hotel Destination Services, Inc. Please address in your response each of the following points:

   - How you considered whether OneWorld should be considered your predecessor entity. If you succeeded to substantially all of OneWorld's business and your own operations prior to the succession appear insignificant relative to the operations acquired, we believe you should amend your filing to present audited financial statements in which OneWorld is presented as your predecessor for all periods prior to the merger. Please provide us with your analysis of this matter;
   -  How you valued the 2,000,000 shares issued;
   - How you accounted for the 2,000,000 shares issued in your statement of Stockholders' Equity, including why this resulted in a reduction to your total equity. In this regard, we note your statement that you elected to account for the acquisition without the creation of goodwill and this resulted in a reduction of Paid-in-Surplus, but it is unclear to us how this methodology complies with SFAS 141 or other GAAP. Please explain this to us in detail;
   - Whether you recorded the assets and liabilities of OneWorld at historical cost or fair value, and how you considered whether you were acquiring any intangible assets, such as OneWorld's tradename or web domain;
   - Where you have provided the disclosures required by paragraph 51(d) and (e) of SFAS 141. In this regard, it is unclear from your current disclosure what the total purchase price (including the issuance of both your stock and notes payable) was for your acquisition of OneWorld, and it is also unclear how the pro forma balance sheet at the bottom of page 24 that appears to show your consolidation of OneWorld as of December 31, 2008 provides the required purchase price allocation showing the fair value assigned to each category of acquired assets and liabilities at the acquisition date or how the net assets acquired equal the total purchase price;
   - If necessary, amend your footnote related to this business combination for the above matters.

We considered the acquisition a merger (not a reverse merger) because only 2 million shares of the 24 million outstanding after the merger were issued to the OneWorld shareholder. OneWorld was to be held as a wholly owned subsidiary and its operations would be separate from the previous Globalink operations.

GlobaLink has proprietary software that will ensure additional success for OneWorld. It is the intent of GlobaLink to advance the operations of the wholly owned subsidiary OneWorld to maximize this proprietary software.

GlobaLink recorded the purchase of OneWorld as a wholly owned subsidiary.

The purchase price of OneWorld was 2,000,000 shares of GlobaLink and a notes payable of $469,800.

We maintained the historical cost of the assets and liabilities.
The balance sheet of OneWorld at October 31, 2008 was maintained.

GlobaLink recorded the purchase with the following Journal Entry:

Investment in Subsidairy        $375,351
Note payable - Purchase         $469,800
Common Stock	                        $400
Paid in Surplus                  $94,849

SFAS 141 does not allow for the creation of Goodwill.  Under SFAS
141 we then wrote down the paid in surplus for this intangible amount.

In order to consolidate the entities the following Consolidating
Journal Entry was done:

Investment in Subsidiary    $375,351
Common Stock                  $6,382
Preferred Stock               $6,382
Retained Earnings           $362,587

The related footnote has been revised.

Effective October 31, 2008, the Company acquired all of the outstanding stock of OneWorld Hotel Destination Services, Inc. The Company issued 2,000,000 shares of common stock and a promissory note in the amount of $469,800. The acquisition is being accounted for as a wholly owned subsidiary of the parent company. The Company has recorded the balance of OneWorld Hotel Destination Services, Inc. at historical costs. The parent company has recorded the investment in subsidiary at the acquired company's net equity position at date of purchase. The company then recorded the notes payable and the offset to paid in surplus as required by SFAS 141. The acquisition is being accounted for as an acquisition as required by SFAS 141. The Company did not issue a significant amount of its stock to acquire OneWorld Hotel Destination Services, Inc. and therefore it is not considered a reverse acquisition under SFAS 141.

Item 9A.  Controls and Procedures, page 30

Important Considerations, page 31

8. We read your discussion of the inherent limitations in disclosure controls and procedures and internal control over financial reporting and have the following comments:
   - Please explain to us if this was meant to describe that disclosure controls and procedures and internal control over financial reporting can only provide reasonable assurance and not absolute assurance in preventing all material misstatements. In this regard, we find your statement that there can be no assurance [emphasis added] that any system of disclosure controls and procedures or internal control over financial reporting will be successful in preventing all errors to contradict your conclusion that disclosure controls and procedures were effective.
   - If your intent was to say that your disclosure controls and procedures were effective at the reasonable assurance level, in future filings please state in your conclusion on disclosure controls and procedures that they were effective at the reasonable assurance level, and remove any statements that there can be no assurance that any system of disclosure controls and procedures or internal control over financial reporting will be successful.

The disclosure has been deleted.

Form 8-K filed March 6, 2009

Note 1.  Summary of Significant Accounting Policies, page 10

Income Taxes, page 10

9. Please explain to us in more detail the differential reporting measurement option, how you accounted for income taxes prior to November 1, 2008 and how this complies with U.S. GAAP. With reference to our comment 7 earlier in this letter, if you determine that OneWorld's financial statement should be presented within your Form 10-K as the predecessor to your company, please ensure that you provide the applicable disclosures required by SFAS 109 related to OneWorld's income taxes within the footnotes to the financial statements within your Form 10-K.

The company utilizes the asset and liability method for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The company provides a valuation allowance on net deferred tax assets when it is more likely than not that such assets will be realized. Currently it is more likely than not that the Company will gain no benefit in future years for tax losses from current and prior years.

Revenue Recognition

10. Please explain to us in more detail your revenue recognition policy and what is included in your line item Cost of Sales. Please include in your response your consideration of whether your revenue should be recognized gross or net as contemplated in EITF 99-19 or other appropriate literature. With reference to our comment 7 earlier in this letter, if you determine that OneWorld's financial statements should be presented within your Form 10-K as the predecessor to your company, please ensure that you provide these disclosures related to OneWorld's revenue recognition and cost of sales within the footnotes to the financial statements within your Form 10-K.

Revenue is recognized when the traveler checks into his hotel room. The cost of the room is included in cost of sales. As an example a traveler books a room in say Hong Kong, he pays in advance for the room. When he checks in to his room in Hong Kong the revenue (price he paid) is recorded as income. At that time the cost of the room (per the prearranged agreement with the hotel)is then charged to expense.


Thank you for your time and consideration in this matter.

/s/Jody M. Walker
---------------------------
Jody M. Walker
..